File No. 333-164075

811-1978

Securities and Exchange Commission

Washington, D.C. 20549

Form N-4

☒	Registration Under the Securities Act of 1933
☐	Pre-Effective Amendment Number
☒	Post Effective Amendment Number 5

And/or

☒	Registration Statement Under the Investment Company Act of 1940
☒	Amendment No. 7

Ohio National Variable Account A

(Exact Name of Registrant)

The Ohio National Life Insurance Company

(Name of Depositor)

One Financial Way

Montgomery, Ohio 45242

(Address of Depositor’s Principal Executive Offices)

(513) 794-6100]

(Depositor’s Telephone Number, including Area Code)

Kimberly A. Plante, Senior Associate Counsel

The Ohio National Life Insurance Company

P.O. Box 237

Cincinnati, Ohio 45201

(Name and Address of Agent for Service)

Copy to:

Richard T. Choi

Jorden Burt LLP

1025 Thomas Jefferson Street, NW, Suite 400 East

Washington, DC 20007-5208

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate space):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on November 23, 2011 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	on (date) pursuant to paragraph (a) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, the sole purpose of this Post-Effective Amendment No. 5 is to delay the effective date of Post-Effective Amendment No. 4, which was filed on August 26, 2011 and was initially scheduled to become effective on October 25, 2011. The Parts A, B, and C of Post-Effective Amendment No. 4 are hereby incorporated by reference.

Signatures

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Ohio National Variable Account A certifies that it has caused this post-effective amendment to the registration statement to be filed and signed on its behalf in the City of Montgomery and the State of Ohio on this 24th day of October, 2011.

Ohio National Variable Account A (Registrant)
By:	The Ohio National Life Insurance Company (Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the depositor, The Ohio National Life Insurance Company, has caused this post-effective amendment to the registration statement to be signed on its behalf in the City of Montgomery and the State of Ohio on the 24th day of October, 2011.

The Ohio National Life Insurance Company (Depositor)

By:	/s/ Kristal E. Hambrick
Kristal E. Hambrick, Senior Vice President and Chief Product Officer

As required by the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Gary T. Huffman Gary T. Huffman	Chairman, President, Chief Executive Officer and Director (Principal Executive Officer	October 24, 2011

*/s/ Jack E. Brown Jack E. Brown	Director	October 24, 2011

*/s/ Victorua B. Buyniski Gluckman Victoria B. Buyniski Gluckman	Director	October 24, 2011

*/s/ Joseph A. Campanella Joseph A. Campanella	Director	October 24, 2011

*/s/ Thomas G. Cody Thomas G. Cody	Director	October 24, 2011

*/s/ Ronald J. Dolan Ronald J. Dolan	Director	October 24, 2011

John W. Hayden	Director	October 24, 2011

*/s/ James F. Orr James F. Orr	Director	October 24, 2011

*John R. Phillips John R. Phillips	Director	October 24, 2011

/s/ Arthur J. Roberts Arthur J. Roberts	Senior Vice President and Chief Financial Officer (Principal Financial and Accounting Officer)	October 24, 2011

J. Michael Schlotman	Director	October 24, 2011

*By: Therese S. McDonough

Therese S. McDonough, Attorney in Fact pursuant to Powers of Attorney filed herewith